CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues from services	$ 20,678.0	[1]	$ 22,006.0	[1]	$ 18,866.5	[1]
Cost of services	17,236.0		18,299.7		15,621.1
Gross profit	3,442.0		3,706.3		3,245.4
Selling and administrative expenses, excluding impairment charges	3,030.3		3,182.1		2,938.6
Goodwill and intangible asset impairment charges	0		0		428.8
Selling and administrative expenses	3,030.3		3,182.1		3,367.4
Operating profit (loss)	411.7	[2]	524.2	[3]	(122.0)
Interest and other expenses	43.3		44.3		43.2
Earnings (loss) before income taxes	368.4		479.9		(165.2)
Provision for income taxes	170.8		228.3		98.4
Net earnings (loss)	$ 197.6		$ 251.6		$ (263.6)
Net earnings (loss) per share basic (in dollars per share)	$ 2.49		$ 3.08		$ (3.26)
Net earnings (loss) per share diluted (in dollars per share)	$ 2.47	[4]	$ 3.04	[5]	$ (3.26)
Weighted average shares - basic (in shares)	79.5		81.6		81.0
Weighted average shares - diluted (in shares)	80.1		82.8		81.0

[1]	Further breakdown of revenues from services by geographical region is as follows: Revenues from Services 2012, 2011, 2010: United States $ 3,132.0, $ 3,254.6, $ 2,940.1; France 5,448.3, 6,201.9, 5,240.7; Italy 1,061.6, 1,277.1, 1,065.0; United Kingdom 1,898.1, 1,880.4, 1,822.2; Total Foreign 17,546.0, 18,751.4, 15,926.4.
[2]	Included reorganization charges of $0.1, $20.9, $1.2 and $26.6 recorded in the first, second, third and fourth quarters, respectively.
[3]	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.
[4]	Included in the results are reorganization costs of ($0.17) per diluted share in the second quarter and ($0.23) per diluted share in the fourth quarter.
[5]	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.